Description of Plan - Additional Information (Details) - EBP 56-1814206 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Description of Plan [Line Items]
Employee benefit plan, employer contribution of eligible pay, matching percentage	100.00%
Employee benefit plan, employer contribution, participant compensation matched, percentage	5.00%
Employee benefit plans contribution vesting description	Eligible participants are immediately 100% vested in both Company and participant contributions plus actual earnings thereon.
Employee benefit plan, vesting percentage	100.00%
Employee benefit plan, note receivable from participant, account, minimum borrowing, amount	$ 1,000
Employee benefit plan, note receivable from participant, account, maximum borrowing, amount	$ 50,000
Employee benefit plan, note receivable from participant, account, maximum borrowing, to total account, percentage	50.00%
Minimum
EBP, Description of Plan [Line Items]
Employee benefit plan, asset held for investment, participant loan, interest rate	4.25%
Maximum
EBP, Description of Plan [Line Items]
Employee benefit plan, asset held for investment, participant loan, interest rate	9.50%